Income Taxes - Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	1.01%	(11.94%)	(97.95%)
State rate change	(0.05%)	(2.15%)	(3.41%)
Revisions to prior years' estimates	(0.38%)	(3.71%)	(0.38%)
Nontaxable passthrough LLC income	(10.41%)	(87.14%)	(658.26%)
Change in valuation allowance	(6.93%)	83.94%	864.95%
Other	0.00%	0.00%	3.38%
Transaction related expenses	(0.0457)	0	0
Revaluation of warrants	(0.0029)	0	0
Effective tax rate	(0.62%)	0.00%	129.33%